INTERIM CONDENSED STATEMENTS OF EQUITY (UNAUDITED) (USD $) In Thousands, except Share data	Total	Common stock	Additional paid-in capital	Treasury shares	Other comprehensive loss	Accumulated deficit	Non-controlling interests
Beginning balance at Dec. 31, 2011	$ 110,247	$ 534	$ 207,930	$ (2,423)	$ (6,277)	$ (90,477)	$ 960
Beginning balance (in shares) at Dec. 31, 2011		39,680,630
Stock-based compensation	467	0	467	0	0	0	0
Dividend distribution	0
Stock-based compensation with respect to Harcase acquisition	241	0	241	0	0	0	0
Stock-based compensation with respect to Harcase acquisition (in shares)		0
Employee stock options exercised	771	8	763	0	0	0	0
Employee stock options exercised (in shares)		624,658
Foreign currency translation adjustments	(1,993)	0	0	0	(2,013)	0	20
Net income	8,487	0	0	0	0	8,464	23
Ending balance at Sep. 30, 2012	118,220	542	209,401	(2,423)	(8,290)	(82,013)	1,003
Ending balance (in shares) at Sep. 30, 2012		40,305,288
Beginning balance at Dec. 31, 2012	118,439	547	210,047	(9,423)	(4,870)	(78,697)	835
Beginning balance (in shares) at Dec. 31, 2012		38,679,505
Stock-based compensation	699	0	699	0	0	0	0
Dividend distribution	(5,802)	0	0	0	0	(5,802)	0
Employee stock options exercised	1,574	9	1,565	0	0	0	0
Employee stock options exercised (in shares)		686,396
Foreign currency translation adjustments	4,354	0	0	0	4,371	0	(17)
Net income	8,212	0	0	0	0	8,183	29
Ending balance at Sep. 30, 2013	$ 127,476	$ 556	$ 212,311	$ (9,423)	$ (499)	$ (76,316)	$ 847
Ending balance (in shares) at Sep. 30, 2013		39,365,901